UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BIF Tax-Exempt
Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)

BIF Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$ 4,951,852,117
Total Investments (Cost - $4,951,852,117) – 100.0%	4,951,852,117
Liabilities in Excess of Other Assets – (0.0)%	(988,556)
Net Assets – 100.0%	$ 4,950,863,561

BlackRock BIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Tax-Exempt LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of June 30, 2010, the value of the investment and the percentage owned by the Fund of the
Master LLC was $4,951,852,117 and 85.3%, respectively.

•The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

As of June 30, 2010, the Fund's investment in the Master LLC was classified as Level 2.

MASTER VALUE OPPORTUNITIES LLC

JUNE 30, 2010 1

Schedule of Investments June 30, 2010 (Unaudited)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Alabama — 1.2%
Huntsville IDB, Refunding RB, VRDN,
AMT (Federal Home Loan Bank LOC),
0.47%, 7/07/10 (a)	$ 2,515	$ 2,515,000
Mobile IDB, RB, Alabama Power Co.,
Mandatory Put Bonds (a):
Barry Plant Project, First Series,
1.40%, 7/16/10	5,800	5,800,000
VRDN, Barry Plant, 1.40%, 7/16/10	16,500	16,500,000
Spanish Fort Redevelopment Authority,
Macon Trust, RB, VRDN Certificates,
Bank of America, Series 2007-306
(Bank of America NA SBPA), 0.40%,
7/07/10 (a)(b)	15,450	15,450,000
University of Alabama, RB, ROCS, VRDN,
Series II-R-12295 (BHAC Insurance,
Citibank NA SBPA), 0.32%,
7/07/10 (a)(b)(c)	28,710	28,710,000
68,975,000
Alaska — 0.7%
Alaska International Airports System,
Refunding RB, VRDN, System,
Series A, AMT (State Street Bank &
Co. LOC), 0.35%, 7/07/10 (a)	4,000	4,000,000
City of Valdez Alaska, RB, VRDN,
ConocoPhillips Co., Series A, 0.32%,
7/07/10 (a)	38,000	38,000,000
42,000,000
Arizona — 1.8%
Ak-Chin Indian Community, RB, VRDN
(Bank of America NA LOC), 0.30%,
7/07/10 (a)	20,000	20,000,000

	Par
Municipal Bonds (000) Value
Arizona (concluded)
Arizona Health Facilities Authority, RB,
FLOATS, VRDN, Series 1782 (Morgan
Stanley Municipal Funding SBPA),
0.31%, 7/07/10 (a)(b)	$ 13,795	$ 13,795,000
Maricopa County IDA Arizona, Refunding
RB, VRDN, Villas Solanas Apartments,
Series A, AMT (Fannie Mae), 0.34%,
7/07/10 (a)	6,200	6,200,000
Maricopa County Public Finance Corp.
Arizona, RB, FLOATS, VRDN,
Series 1863 (Wells Fargo Bank NA
SBPA), 0.31%, 7/07/10 (a)(b)	8,440	8,440,000
Salt River Pima-Maricopa Indian
Community, RB, VRDN (Bank of
America NA LOC) (a):
0.30%, 7/07/10	31,195	31,195,000
0.32%, 7/07/10	15,000	15,000,000
Tempe IDA Arizona, RB, VRDN,
Friendship Village Project, Series C
(Banco Santander Puerto Rico LOC),
0.38%, 7/07/10 (a)	9,200	9,200,000
103,830,000
California — 6.4%
California Municipal Finance Authority,
RB, PUTTERS, VRDN, Series 2410,
AMT (JPMorgan Chase Bank LOC),
0.46%, 7/07/10 (a)(b)	2,130	2,130,000
California Rural Home Mortgage Finance
Authority Homebuyers Fund,
Refunding RB, VRDN, Draw Down,
Mandatory Put Bonds, AMT, 0.60%,
7/01/10 (a)	49,997	49,996,600

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	LOC	Letter of Credit
AGM	Assured Guaranty Municipal Corp.	M/F	Multi Family
AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
BAN	Bond Anticipation Notes	MRB	Mortgage Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	MSTR	Municipal Securities Trust Receipts
COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
EDA	Economic Development Authority	Q-SBLF	Qualified School Bond Loan Fund
EDC	Economic Development Corp.	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HDA	Housing Development Authority	S/F	Single Family
HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreement
HRB	Housing Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
IDB	Industrial Development Board	TECP	Tax-Exempt Commercial Paper
IDRB	Industrial Development Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
ISD	Independent School District	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
California (concluded)
California School Cash Reserve Program
Authority, RB:
2009-2010 Senior Bonds, Series A,
2.50%, 7/01/10	$ 88,500	$ 88,504,577
Senior Series B, 2.00%,
6/01/11	12,100	12,221,000
Series D, 2.00%, 3/01/11	23,200	23,392,328
Series F, 2.00%, 6/01/11	10,200	10,325,460
County of Riverside California, GO,
TRAN:
Series A, 2.00%, 3/31/11	5,000	5,058,650
Series B, 2.00%, 6/30/11	35,000	35,503,300
Downey School Facilities Financing
Authority, Puttable Floating Option
Tax-Exempt Receipts, Refunding RB,
FLOATS, VRDN, Series 4066 (Dexia
Credit Local LOC, Dexia Credit Local
SBPA), 0.56%, 7/07/10 (a)(b)	4,000	4,000,000
Golden State Tobacco Securitization
Corp. California, RB, FLOATS, VRDN,
Series 2215 (Morgan Stanley Bank
Liquidity Facility), 0.38%,
7/07/10 (a)(b)	22,500	22,500,000
Golden State Tobacco Securitization
Corp. California, Refunding RB,
FLOATS, VRDN (a)(b):
Series 2040 (Morgan Stanley
Municipal Funding Liquidity Facility),
0.38%, 7/07/10	8,000	8,000,000
Series 2954 (Morgan Stanley Bank
Liquidity Facility), 0.38%, 7/07/10	1,345	1,344,500
Los Angeles Unified School District
California, GO, TRAN:
2.00%, 8/12/10	22,200	22,235,850
Series A, 2.00%, 6/30/11	23,900	24,214,763
San Diego Unified School District
California, GO, TRAN, Series A, 2.00%,
6/30/11	40,000	40,546,400
San Francisco City & County Airports
Commission, Refunding RB, Second
Series A, Mandatory Put Bonds,
0.75%, 9/15/10 (a)	9,300	9,300,000
San Mateo Union High School District
California, GO, ROCS, VRDN,
Series II-R-11578PB (AGC Insurance,
PB Capital Corp. SBPA), 0.34%,
7/07/10 (a)(b)(c)	9,485	9,485,000
368,758,428
Colorado — 2.2%
City & County of Denver Colorado, COP,
Refunding, VRDN (JPMorgan Chase
Bank SBPA) (a):
Series A1, 0.17%, 7/01/10	18,225	18,225,000
Series A3, 0.17%, 7/01/10	3,700	3,700,000

	Par
Municipal Bonds (000) Value
Colorado (concluded)
City of Colorado Springs Colorado,
Refunding RB, VRDN, Subordinate
Lien, Series A (Dexia Credit Local
SBPA), 0.33%, 7/07/10 (a)	$ 34,875	$ 34,875,000
Colorado Educational & Cultural
Facilities Authority, RB, VRDN, Nature
Conservatory, Series A-TE (Bank of
America NA SBPA), 0.32%,
7/07/10 (a)	8,400	8,400,000
Colorado Housing & Finance Authority,
RB (a):
Class I, Series B-2' AMT (Dexia
Credit Local SBPA), 0.47%,
7/07/10	25,000	25,000,000
VRDN, M/F I, Series C-4 (Federal
Home Loan Bank SBPA), 0.32%,
7/07/10	4,520	4,520,000
Colorado School of Mines, Refunding
RB, VRDN, Series A (Dexia Credit
Local LOC), 0.36%, 7/07/10 (a)	7,900	7,900,000
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series B, AMT (JPMorgan Chase Bank
LOC), 0.22%, 7/01/10 (a)	4,500	4,500,000
El Paso County School District No. 49-
Falcon, Eclipse Funding Trust, COP,
VRDN, Series 2006-0101, Solar
Eclipse (US Bank NA LOC), 0.30%,
7/07/10 (a)(b)	11,135	11,135,000
Fiddlers Business Improvement District
Colorado, GO, Refunding, VRDN
(KeyBank NA LOC), 0.38%,
7/07/10 (a)	4,200	4,200,000
Town of Telluride Colorado, RB, VRDN,
Valley Floor Open Space Project
(KeyBank NA LOC), 1.15%,
7/07/10 (a)	5,205	5,205,000
127,660,000
Connecticut — 0.9%
Connecticut State Health & Educational
Facility Authority, Austin Trust, RB,
VRDN Certificates, Bank of America,
Series 2008-352 (Bank of America NA
LOC, Bank of America NA SBPA),
0.33%, 7/07/10 (a)(b)	4,700	4,700,000
Connecticut State Health & Educational
Facility Authority, Refunding RB, VRDN
(Bank of America NA LOC) (a):
Greenwich Hospital, Series C,
0.26%, 7/07/10	37,365	37,365,000
Yale-New Haven Hospital, Series L2,
0.26%, 7/07/10	9,300	9,300,000
51,365,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
District of Columbia — 0.9%
District of Columbia, Deutsche Bank
SPEARS/LIFERS Trust, GO, SPEARS,
VRDN, Series DB-463 (AGM
Insurance, Deutsche Bank AG SBPA),
0.33%, 7/07/10 (a)(b)	$ 8,393	$ 8,393,000
District of Columbia, GO, FLOATS, VRDN,
Series 1920 (Wells Fargo Bank NA
LOC, Wells Fargo Bank NA SBPA),
0.31%, 7/07/10 (a)(b)	15,920	15,920,000
District of Columbia, RB, VRDN,
American University (Bank of America
NA LOC), 0.30%, 7/07/10 (a)	7,400	7,400,000
Washington Convention Center
Authority, Refunding RB, FLOATS,
VRDN (a)(b):
Series 1730 (BHAC Insurance,
Morgan Stanley Bank Liquidity
Facility), 0.32%, 7/07/10	6,665	6,665,000
Series 1731 (BHAC Insurance,
Morgan Stanley Bank Liquidity
Facility), 0.32%, 7/07/10	6,665	6,665,000
Series 1736 (BHAC), 0.32%,
7/07/10	7,830	7,830,000
52,873,000
Florida — 5.2%
Brevard County Housing Finance
Authority, RB, VRDN, Timber Trace
Apartments Project, AMT (Citibank NA
LOC), 0.35%, 7/07/10 (a)	10,000	10,000,000
County of Hillsborough Florida, TECP
(State Street Bank & Co. SBPA),
0.32%, 9/01/10	3,685	3,685,000
County of St. John's Florida, Deutsche
Bank SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DB-486
(Deutsche Bank AG SBPA), 0.33%,
7/07/10 (a)(b)	8,912	8,912,000
County of St. John's Florida, RB, ROCS,
VRDN, Series II-R-755PB, (PB Capital
Corp. SBPA) 0.35%, 7/07/10 (a)(b)	18,145	18,145,000
Florida Housing Finance Corp., MRB,
VRDN, Wexford Apartments, Series P,
AMT (Citibank NA LOC), 0.33%,
7/07/10 (a)	5,845	5,845,000
Florida Housing Finance Corp., RB,
VRDN, Savannah Springs Apartments,
Series N, AMT (Citibank NA LOC),
0.36%, 7/07/10 (a)	6,800	6,800,000
Florida Hurricane Catastrophe Fund
Finance Corp., RB, ROCS, VRDN,
Series II-R-11549 (Citibank NA SBPA),
0.32%, 7/07/10 (a)(b)	4,915	4,915,000
Florida State Board of Education, GO,
ROCS, VRDN, Series II-R-12288
(Citibank NA SBPA), 0.31%,
7/07/10 (a)(b)(c)	8,000	8,000,000

	Par
Municipal Bonds (000) Value
Florida (continued)
Florida State Department of
Transportation, Refunding RB,
PUTTERS, VRDN, Series 2539
(JPMorgan Chase & Co. SBPA), 0.31%,
7/07/10 (a)(b)	$ 3,555	$ 3,555,000
Fort Pierce Redevelopment Agency,
Eclipse Funding Trust, Tax Allocation
Bonds, VRDN, Series 2006-0130,
Solar Eclipse (US Bank NA LOC),
0.30%, 7/07/10 (a)(b)	3,905	3,905,000
Hillsborough County Housing Finance
Authority, HRB, VRDN, Brandon,
Series A, AMT (Fannie Mae), 0.32%,
7/07/10 (a)	5,630	5,630,000
Jacksonville Economic Development
Commission, RB, VRDN, Lee & Cates
Glass Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.47%, 7/07/10 (a)	7,720	7,720,000
Jacksonville Economic Development
Commission, Refunding RB, VRDN,
Shands Medical Center, Inc. Project
(Wells Fargo Bank NA LOC), 0.16%,
7/01/10 (a)	5,500	5,500,000
Jacksonville Electric Authority Florida,
Refunding RB, VRDN (a):
Series 3-B-2 (Bank of America NA
SBPA), 0.30%, 7/07/10	6,085	6,085,000
Series 3-B-3 (Bank of America NA
SBPA), 0.30%, 7/07/10	8,455	8,455,000
Series 3-D-1 (Wells Fargo Bank NA
SBPA), 0.16%, 7/01/10	12,900	12,900,000
Sub-Series A-2 (JPMorgan Chase &
Co. SBPA), 0.31%, 7/07/10	6,845	6,845,000
Jacksonville Electric Authority Florida,
TECP, 0.32%, 7/12/10	8,785	8,785,000
Jacksonville Health Facilities Authority,
RB, VRDN, Baptist Medical Center
Project (Wells Fargo Bank NA LOC),
0.16%, 7/01/10 (a)	11,900	11,900,000
Jacksonville Port Authority, RB, VRDN,
Mitsui OSK Lines Ltd., AMT (Sumitomo
Mitsui Banking LOC), 0.33%,
7/07/10 (a)	14,250	14,250,000
Manatee County Housing Finance
Authority, HRB, VRDN, Village at
Cortez Apartments, Series A, AMT
(Fannie Mae), 0.32%, 7/07/10 (a)	11,500	11,500,000
Orlando & Orange County Expressway
Authority, RB, VRDN, Eagle Tax-
Exempt Trust, Series 2007-0145,
Class A (BHAC Insurance, Citibank NA
SBPA), 0.32%, 7/07/10 (a)(b)	11,300	11,300,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Florida (concluded)
Orlando & Orange County Expressway
Authority, Refunding RB, VRDN,
Series C-4 (AGM Insurance, Dexia
Credit Local SBPA), 0.30%,
7/07/10 (a)	$ 24,000	$ 24,000,000
Orlando Utilities Commission, RB, ROCS,
VRDN, Series II-R-11818PB (PB
Capital Corp. SBPA), 0.35%,
7/07/10 (a)(b)(c)	26,120	26,120,000
Palm Beach County Educational
Facilities Authority, Refunding RB,
VRDN, Educational Facilities, Atlantic
University Inc. (Bank of America NA
LOC), 0.30%, 7/07/10 (a)	9,510	9,510,000
Sarasota County Public Hospital District,
Refunding RB, VRDN, Sarasota
Memorial Hospital, Series A (Northern
Trust Co. LOC), 0.12%, 7/01/10 (a)	19,800	19,800,000
Sunshine State Governmental Financing
Commission, RB, VRDN (Dexia Credit
Local LOC), 0.42%, 7/07/10 (a)	18,620	18,620,000
University of South Florida Research
Foundation Inc., RB, VRDN, University
Technology Center Research (Bank of
America NA LOC), 0.40%, 7/07/10 (a)	7,500	7,500,000
Volusia County IDA, Refunding RB,
VRDN, Retirement Housing
Foundation (KBC Bank NV LOC),
0.28%, 7/07/10 (a)	9,200	9,200,000
299,382,000
Georgia — 0.8%
Monroe County Development Authority,
Refunding RB, Georgia Power Co.
Plant Scherer Project, Mandatory Put
Bonds, 0.80%, 1/07/11 (a)	6,000	6,000,000
Municipal Electric Authority of Georgia,
Refunding RB, VRDN, Project No. 1,
Sub-Series B (Dexia Credit Local LOC),
0.33%, 7/07/10 (a)	10,000	10,000,000
State of Georgia, GO, ROCS, VRDN,
Series II-R-11536PB (PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b)	26,120	26,120,000
Whitfield County Development Authority,
RB, VRDN, Aladdin Manufacturing
Corp. Project, AMT (Wachovia Bank
NA LOC), 0.55%, 7/07/10 (a)	3,100	3,100,000
45,220,000
Idaho — 0.3%
State of Idaho, GO, TAN, 2.00%,
6/30/11	15,350	15,592,377

	Par
Municipal Bonds (000) Value
Illinois — 11.7%
BB&T Municipal Trust, RB, FLOATS,
VRDN, Series 5001 (Rabobank
International LOC), 0.46%,
7/07/10 (a)(b)(c)	$ 13,412	$ 13,411,967
Chicago Transit Authority, COP, ROCS,
VRDN, Series II-R-11786 (AGC
Insurance, Citibank NA SBPA), 0.41%,
7/07/10 (a)(b)(c)	8,210	8,210,000
City of Chicago Illinois, Deutsche Bank
SPEARS/LIFERS Trust, RB, VRDN,
SPEARS (a)(b):
Series DB-502 (AGM Insurance,
Deutsche Bank AG SBPA), 0.33%,
7/07/10	41,135	41,135,000
Series DBE-534, 0.33%, 7/07/10	2,245	2,245,000
City of Chicago Illinois, Eclipse Funding
Trust, GO, Refunding, VRDN,
Series 2006-0038, Solar Eclipse (US
Bank NA LOC), 0.30%, 7/07/10 (a)(b)	10,700	10,700,000
City of Chicago Illinois, GO, Refunding,
VRDN, Project (JPMorgan Chase Bank
SBPA) (a):
Series B-1, 0.17%, 7/01/10	24,100	24,100,000
Series B-2, 0.17%, 7/01/10	19,200	19,200,000
Series B-3, 0.17%, 7/01/10	13,725	13,725,000
City of Chicago Illinois, RB, VRDN (a):
ROCS, Series II-R-239' AMT (AGM
Insurance, Citibank NA SBPA),
0.38%, 7/07/10 (b)	3,700	3,700,000
Second Lien, Series B, AMT (Societe
Generale LOC), 0.37%, 7/07/10	17,549	17,549,000
Second Lien, Sub-Series 2000-1
(JPMorgan Chase Bank SBPA),
0.19%, 7/01/10	11,000	11,000,000
Second Lien, Sub-Series 2000-2
(JPMorgan Chase Bank SBPA),
0.19%, 7/01/10	45,900	45,900,000
City of Chicago Illinois, Refunding RB,
VRDN (JPMorgan Chase Bank SBPA),
0.17%, 7/01/10 (a)	7,185	7,185,000
County of Cook Illinois, GO, ROCS,
VRDN, Series II-R-10359 (AGM
Insurance, Citibank NA SBPA), 0.32%,
7/07/10 (a)(b)	30,920	30,920,000
Illinois Finance Authority, RB, VRDN (a):
Evanston Northwestern, Series C
(JPMorgan Chase Bank SBPA),
0.12%, 7/01/10	16,815	16,815,000
Revolving Fund Pooled, Series D
(Bank One Illinois NA LOC), 0.30%,
7/07/10	16,050	16,050,000
University of Chicago Medical
Center, Series D-1 (Bank of America
NA LOC), 0.12%, 7/01/10	6,000	6,000,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB,
VRDN (a):
Central DuPage, Series A (JPMorgan
Chase & Co. SBPA), 0.18%,
7/01/10	$ 16,000	$ 16,000,000
Eagle Tax-Exempt Trust, Series
2006-0118, Class A (Citibank NA
SBPA), 0.31%, 7/07/10 (b)	3,150	3,150,000
Elmhurst Memorial Healthcare,
Series B (JPMorgan Chase Bank
LOC), 0.18%, 7/01/10	29,510	29,510,000
Evanston Northwestern, Series A
(JPMorgan Chase Bank SBPA),
0.18%, 7/01/10	55,000	55,000,000
Illinois State Toll Highway Authority, RB,
VRDN, Senior Priority, Series A-1
(Dexia Credit Local SBPA), 0.30%,
7/07/10 (a)	45,700	45,700,000
Illinois State Toll Highway Authority,
Refunding RB, VRDN (a):
Senior Priority, Series A-2 (AGM
Insurance, Dexia Credit Local
SBPA), 0.42%, 7/07/10	5,700	5,700,000
Series B (AGM Insurance,
Landesbank Hessen-Thuringen
SBPA), 0.30%, 7/07/10	12,235	12,235,000
State of Illinois, GO, VRDN, Series B
(Depfa Bank Plc SBPA), 2.82%,
7/07/10 (a)	198,800	198,800,000
University of Illinois, COP, Refunding,
VRDN, Utility Infrastructure Projects
(Bank of America NA SBPA), 0.28%,
7/07/10 (a)	15,000	15,000,000
University of Illinois, Refunding RB,
VRDN, Eagle Tax-Exempt Trust,
Series 2006-0124, Class A (Citibank
NA SBPA), 0.32%, 7/07/10 (a)(b)	10,000	10,000,000
678,940,967
Indiana — 3.5%
City of Michigan City Indiana, RB, VRDN,
Palatek Project, AMT (Comerica Bank
LOC), 0.48%, 7/07/10 (a)	5,000	5,000,000
City of Portage Indiana, RB, VRDN,
Breckenridge Apartments Project,
AMT (LaSalle National Bank LOC),
0.35%, 7/07/10 (a)	4,650	4,650,000
Hartford City Indiana, RB, VRDN,
Petoskey Plastics Inc., AMT (Comerica
Bank LOC), 0.48%, 7/07/10 (a)	5,200	5,200,000
Indiana Development Finance Authority,
RB, VRDN (a):
Educational Facilities, Industrial
Museum of Art (Bank One NA LOC),
0.30%, 7/07/10	43,000	43,000,000
PSI Energy Inc. Projects, Series A,
AMT, 0.80%, 7/07/10	17,550	17,550,000

	Par
Municipal Bonds (000) Value
Indiana (concluded)
Indiana Finance Authority, RB, VRDN,
Lease Appropriation (a):
Series A-1 (JPMorgan Chase Bank
SBPA), 0.16%, 7/01/10	$ 17,900	$ 17,900,000
Series A-1 (JPMorgan Chase Bank
SBPA), 0.18%, 7/01/10	17,100	17,100,000
Series A-2 (JPMorgan Chase Bank
SBPA), 0.18%, 7/01/10	31,500	31,500,000
Series A-3 (JPMorgan Chase Bank
SBPA), 0.17%, 7/01/10	6,925	6,925,000
Series A-4 (Bank of Nova Scotia
SBPA), 0.16%, 7/01/10	12,950	12,950,000
Indiana Finance Authority, Refunding
RB:
Ascension Health, Series E6,
Mandatory Put Bonds, 0.39%,
3/15/11 (d)	6,000	6,000,000
VRDN, Duke Energy Indiana Project,
Series A-1, AMT (Bank of America
NA LOC), 0.35%, 7/07/10 (a)	6,000	6,000,000
VRDN, Duke Energy Indiana Project,
Series A-5 (Bank of America NA
LOC), 0.16%, 7/01/10 (a)	7,000	7,000,000
Indianapolis Local Public Improvement
Bond Bank, Refunding RB, ROCS,
VRDN, Series II-R-11779 (AGC
Insurance, Citibank NA SBPA), 0.33%,
7/07/10 (a)(b)(c)	24,825	24,825,000
205,600,000
Iowa — 0.9%
City of Clear Lake Iowa, RB, VRDN, Joe
Corbi's Pizza Project, AMT
(Manufacturers & Traders LOC),
0.46%, 7/07/10 (a)	3,295	3,295,000
County of Louisa Iowa, Refunding RB,
FLOATS, VRDN, Iowa-Illinois Gas &
Electric Co., Series A, 0.36%,
7/07/10 (a)(b)	10,000	10,000,000
Iowa Finance Authority, MRB, VRDN,
Series H, AMT (Ginnie Mae Insurance,
State Street Bank & Co. SBPA),
0.31%, 7/07/10 (a)	23,000	23,000,000
Iowa Finance Authority, RB, VRDN,
Edgewater A. Wesley, Series E (Banco
Santander SA LOC), 0.38%,
7/07/10 (a)	6,955	6,955,000
State of Iowa, Barclays Capital
Municipal Trust Receipts, RB, FLOATS,
VRDN, Series 13B-C (Barclays Bank
Plc SBPA), 0.32%, 7/07/10 (a)(b)(c)	6,200	6,200,000
49,450,000
Kansas — 0.4%
City of Wichita Kansas, GO, Temporary
Notes, Series 232, 0.75%, 8/19/10	95	95,019

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Kansas (concluded)
City of Wichita Kansas, Refunding RB,
VRDN, Facilities, Christi Health,
Series III-B-1 (JPMorgan Chase & Co.
LOC), 0.14%, 7/01/10 (a)	$ 8,900	$ 8,900,000
Counties of Sedgwick & Shawnee
Kansas, JPMorgan Chase
PUTTERS/DRIVERS Trust, Refunding
RB, PUTTERS, VRDN, Series 3206,
AMT (Ginnie Mae Insurance,
JPMorgan Chase & Co. SBPA), 0.41%,
7/07/10 (a)(b)(c)	5,680	5,680,000
Counties of Sedgwick & Shawnee
Kansas, RB, FLOATS, VRDN,
Series 2480, AMT (Ginnie Mae
Insurance, Morgan Stanley Bank
Liquidity Facility), 0.35%,
7/07/10 (a)(b)	7,465	7,465,000
22,140,019
Kentucky — 0.8%
Campbell & Kenton Counties Sanitation
District No. 1 Kentucky, RB, MSTR,
VRDN, Series SGA 130 (AGM
Insurance, Societe Generale SBPA),
0.35%, 7/07/10 (a)	11,000	11,000,000
County of Boyd Kentucky, RB, VRDN, Air
Products & Chemicals Project, AMT,
0.54%, 7/07/10 (a)	3,775	3,775,000
Kentucky Higher Education Student
Loan Corp., Refunding RB, VRDN,
Senior, Series A-1, AMT (Bank of
America NA LOC, State Street Bank &
Co. LOC), 0.37%, 7/07/10 (a)	15,700	15,700,000
Reset Optional Certificates Trust II-R,
Refunding RB, ROCS, VRDN,
Series II-R-662C (Citibank NA LOC,
Citibank NA SBPA), 0.44%,
7/07/10 (a)(b)	16,875	16,875,000
47,350,000
Louisiana — 0.8%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.43%,
7/07/10	4,000	4,000,000
Go To The Show, Series A (Federal
Home Loan Bank LOC), 0.29%,
7/07/10	5,305	5,305,000
Honeywell International Inc. Project,
AMT, 0.51%, 7/07/10	6,000	6,000,000
Louisiana Local Government
Environmental Facilities & Community
Development Authority, Refunding RB,
VRDN, BASF Corp. Project, Series B,
0.40%, 7/07/10 (a)	7,500	7,500,000

	Par
Municipal Bonds (000) Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB,
VRDN, Air Products & Chemicals
Project, AMT, 0.54%, 7/07/10 (a)	$ 2,850	$ 2,850,000
Louisiana State Municipal Natural Gas
Purchasing & District Authority, RB,
PUTTERS, VRDN, Series 1411Q
(JPMorgan Chase & Co. LOC), 0.33%,
7/07/10 (a)(b)	11,191	11,191,000
Parish of Ascension Louisiana, RB,
VRDN, BASF Corp. Project, AMT,
0.42%, 7/07/10 (a)	10,100	10,100,000
46,946,000
Maine — 0.2%
Maine Health & Higher Educational
Facilities Authority, Eclipse Funding
Trust, RB, VRDN, Series 2007-0104,
Solar Eclipse (US Bank NA LOC),
0.30%, 7/07/10 (a)(b)	3,180	3,180,000
Maine State Housing Authority, RB,
VRDN, Series H (KBC Bank NV SBPA),
0.15%, 7/01/10 (a)	7,485	7,485,000
10,665,000
Maryland — 0.9%
County of Baltimore Maryland, RB,
VRDN, Paths at Loveton
(Manufacturers & Traders LOC),
0.37%, 7/07/10 (a)	4,270	4,270,000
County of Prince George's Maryland,
Refunding RB, VRDN, Collington
Episcopal, Series A (Lasalle Bank NA
LOC), 0.28%, 7/07/10 (a)	6,880	6,880,000
Maryland Community Development
Administration, Clipper Tax-Exempt
Certificate Trust, RB, VRDN,
Series 2009-47, AMT (State Street
Bank & Co. SBPA), 0.46%,
7/07/10 (a)(b)	2,648	2,648,000
Maryland Community Development
Administration, Refunding RB,
FLOATS, VRDN, Series 2997, AMT
(Morgan Stanley Bank Liquidity
Facility), 0.35%, 7/07/10 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility' AMT
(Manufacturers & Traders LOC),
0.61%, 7/07/10	9,765	9,765,000
Garrett Community College Facility
(Manufacturers & Traders LOC),
0.51%, 7/07/10	6,955	6,955,000
Linemark Printing Project, AMT
(Manufacturers & Traders LOC),
0.51%, 7/07/10	3,630	3,630,000
Pharmaceutics International Inc.,
Series A, AMT (AllFirst Bank LOC),
0.46%, 7/07/10	4,180	4,180,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Maryland (concluded)
Maryland State Stadium Authority,
Refunding RB, VRDN, Baltimore
Convention Center (Bank of New York
SBPA), 0.30%, 7/07/10 (a)	$ 2,720	$ 2,720,000
49,523,000
Massachusetts — 2.9%
Commonwealth of Massachusetts,
Refunding RB, FLOATS, VRDN (Dexia
Credit Local LOC, Dexia Credit Local
SBPA) (a)(b):
Series PT-3058, 0.56%, 7/07/10	27,315	27,315,000
Series PT-3511, 0.56%, 7/07/10	10,520	10,520,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN,
Senior Series A, 0.40%, 1/26/11 (a)	3,500	3,500,000
Massachusetts Development Finance
Agency, Macon Trust, RB, VRDN
Certificates, Bank of America,
Series 2007-344 (Bank of America
NA LOC), 0.40%, 7/07/10 (a)(b)	59,034	59,034,000
Massachusetts Development Finance
Agency, Refunding RB, VRDN, Boston
University, Series U-6A (Bank of
America NA LOC), 0.17%, 7/01/10 (a)	8,000	8,000,000
Massachusetts Health & Educational
Facilities Authority, Macon Trust, RB,
VRDN Certificates, Bank of America,
Series 2007-310 (Bank of America NA
LOC), 0.33%, 7/07/10 (a)(b)	7,510	7,510,000
Massachusetts Health & Educational
Facilities Authority, RB, ROCS, VRDN,
Series II-R-11577PB (PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b)	31,710	31,710,000
Massachusetts State Turnpike Authority,
Clipper Tax-Exempt Certificate Trust,
RB, VRDN, Series 2009-74 (State
Street Bank & Co. SBPA), 0.31%,
7/07/10 (a)(b)	13,160	13,160,000
Massachusetts Water Resources
Authority, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0054,
Class A (Citibank NA SBPA), 0.32%,
7/07/10 (a)(b)	7,495	7,495,000
168,244,000
Michigan — 3.0%
City of Detroit Michigan, RB, ROCS,
VRDN, Series II-R-719PB (AGC
Insurance, PB Capital Corp. SBPA),
0.36%, 7/07/10 (a)(b)	12,445	12,445,000
Detroit City School District, GO, FLOATS,
VRDN, Series DC8032 (AGM
Insurance, Dexia Credit Local LOC),
0.36%, 7/01/10 (a)(b)	10,000	10,000,000

	Par
Municipal Bonds (000) Value
Michigan (concluded)
Holt Public Schools Michigan, GO,
Refunding, VRDN (Q-SBLF Insurance,
Landesbank Hessen-Thuringen SBPA),
0.35%, 7/07/10 (a)	$ 6,965	$ 6,965,000
Michigan Higher Education Student
Loan Authority, RBC Municipal
Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT
(Royal Bank of Canada LOC), 0.35%,
7/07/10 (a)(b)	32,045	32,045,000
Michigan State HDA, Refunding RB,
VRDN, Series A, AMT (JPMorgan
Chase & Co. SBPA), 0.23%,
7/01/10 (a)	58,590	58,590,000
Michigan State Hospital Finance
Authority, RB, VRDN, Ascension Health
Senior Credit (a):
0.40%, 1/26/11	4,000	4,000,000
0.40%, 1/26/11	3,700	3,700,000
Reset Optional Certificates Trust II-R,
Refunding RB, ROCS, VRDN,
Series II-R-665PB (BHAC Insurance,
PB Capital Corp. SBPA), 0.35%,
7/07/10 (a)(b)	20,675	20,675,000
Wayne County Airport Authority,
Refunding RB, VRDN, Detroit
Metropolitan, Series C1, AMT
(Wachovia Bank NA LOC), 0.32%,
7/07/10 (a)	23,990	23,990,000
172,410,000
Minnesota — 1.7%
City of Rochester Minnesota, Healthcare
Facilities, TECP :
0.35%, 7/09/10	66,500	66,500,000
0.35%, 7/09/10	16,000	16,000,000
Minnesota HFA, RB, VRDN, Residential
Housing Finance, Series C, AMT
(Federal Home Loan Bank SBPA),
0.31%, 7/07/10 (a)	7,500	7,500,000
State of Minnesota, GO, ROCS, VRDN,
Series II-R-11538PB (PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b)	10,435	10,435,000
100,435,000
Mississippi — 0.3%
Mississippi Business Finance Corp., RB,
VRDN, Series A, Renaissance
(Federal Home Loan Bank LOC),
0.30%, 7/07/10 (a)	7,200	7,200,000
Mississippi Development Bank Special
Obligation, Refunding RB, VRDN,
Walnut Grove Youth, Series A (Bank of
America NA LOC), 0.32%, 7/07/10 (a)	8,000	8,000,000
		15,200,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Missouri — 1.3%
Kansas City IDA Missouri, RB, VRDN,
Kansas City Downtown
Redevelopment, Series B (JPMorgan
Chase Bank LOC), 0.25%,
7/07/10 (a)	$ 11,690	$ 11,690,000
Missouri Joint Municipal Electric Utility
Commission, RB, ROCS, VRDN,
Series II-R-620PB (BHAC Insurance,
PB Capital Corp. SBPA), 0.35%,
7/07/10 (a)(b)	12,365	12,365,000
Missouri State Health & Educational
Facilities Authority, Refunding RB (a):
Ascension Health Senior Credit,
Series C-1, 0.48%, 5/04/11	4,245	4,245,000
VRDN, Bethesda Health Group (US
Bank NA LOC), 0.19%, 7/01/10	27,470	27,470,000
VRDN, Sisters of Mercy Health,
Series B (Bank of America NA
SBPA), 0.18%, 7/01/10	15,725	15,725,000
Palmyra IDA, RB, VRDN, BASF Corp.
Project, AMT, 0.43%, 7/07/10 (a)	6,000	6,000,000
77,495,000
Nebraska — 0.7%
City of Lincoln Nebraska, RB, FLOATS,
VRDN, Series 2900 (Morgan Stanley
Bank Liquidity Facility), 0.33%,
7/07/10 (a)(b)	16,000	16,000,000
Public Power Generation Agency, RB,
ROCS, VRDN, Series II-R-11019PB
(BHAC Insurance, PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b)	26,085	26,085,000
42,085,000
Nevada — 2.0%
County of Clark Nevada, RB:
System, Junior Subordinate Lien
Notes, Series E-1, 2.50%, 6/01/11	7,335	7,460,293
System, Subordinate Lien, Series A,
2.50%, 7/15/10	90,000	90,060,625
VRDN, ROCS, Series II-R-11825
(AGC Insurance, Citibank NA SBPA),
0.33%, 7/07/10 (a)(b)(c)	2,500	2,500,000
VRDN, ROCS, Series II-R-11827
(Citibank NA SBPA), 0.41%,
7/07/10 (a)(b)(c)	5,000	5,000,000
Truckee Meadows Water Authority,
Refunding RB, FLOATS, VRDN,
Series 51TP (AGM Insurance, Wells
Fargo Bank NA SBPA), 0.33%,
7/07/10 (a)(b)	11,790	11,790,000
		116,810,918

	Par
Municipal Bonds (000) Value
New Hampshire — 0.5%
New Hampshire Health & Education
Facilities Authority, Eclipse Funding
Trust, RB, VRDN, Series 2007-0018,
Solar Eclipse (US Bank NA LOC),
0.30%, 7/07/10 (a)(b)	$ 10,415	$ 10,415,000
New Hampshire Health & Education
Facilities Authority, RB, ROCS, VRDN,
Series II-R-783PB (BHAC Insurance,
PB Capital Corp. SBPA), 0.35%,
7/07/10 (a)(b)	20,185	20,185,000
30,600,000
New Jersey — 3.7%
Borough of Edgewater New Jersey, GO,
BAN, 1.50%, 8/20/10	6,866	6,872,272
Borough of Palisades Park New Jersey,
GO, BAN, 1.25%, 4/21/11	1,600	1,606,159
Borough of Upper Saddle River New
Jersey, GO, Refunding, BAN, 1.25%,
2/25/11	6,091	6,123,200
City of Margate City New Jersey, GO,
BAN, 1.50%, 7/13/10	3,200	3,200,860
New Jersey EDA, Refunding RB, FLOATS,
VRDN (Dexia Credit Local LOC, Dexia
Credit Local SBPA) (a)(b):
Series PT-2805, 0.56%, 7/07/10	18,650	18,650,000
Series PT-3824, 0.56%, 7/07/10	13,960	13,960,000
New Jersey EDA, TECP, 0.38%, 7/01/10	22,000	22,000,000
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, VRDN,
S/F Housing, Series O, AMT (Dexia
Credit Local SBPA), 0.44%,
7/07/10 (a)	20,000	20,000,000
New Jersey State Turnpike Authority,
Refunding RB, FLOATS, VRDN,
Series PT-2493 (Dexia Credit Local
SBPA), 0.56%, 7/07/10 (a)(b)	13,960	13,960,000
Port Authority of New York & New Jersey,
Refunding RB, VRDN, Versatile
Structure Obligation, Series 4, AMT
(Landesbank Hessen-Thuringen
SBPA), 0.22%, 7/01/10	4,500	4,500,000
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, FLOATS,
VRDN, Series 2959 (Morgan Stanley
Bank Liquidity Facility), 0.38%,
7/07/10 (a)(b)(c)	11,150	11,150,000
Township of Jackson New Jersey, GO,
TAN, 1.50%, 2/17/11	9,500	9,545,345
Township of Livingston New Jersey, GO,
BAN, 1.25%, 2/11/11	9,400	9,441,986
Township of Montclair New Jersey, GO,
Refunding, 1.50%, 3/10/11	10,800	10,878,168
Township of North Brunswick New
Jersey, GO, BAN, Series A, 1.50%,
8/13/10	9,985	9,999,702

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New Jersey (concluded)
Township of Readington New Jersey,
GO, BAN, 1.00%, 2/03/11	$ 23,100	$ 23,178,227
Township of Woodbridge New Jersey,
GO, BAN, 1.50%, 7/02/10	20,000	20,000,815
Village of Ridgewood New Jersey, GO,
BAN, 1.50%, 6/24/11	11,191	11,294,907
216,361,641
New Mexico — 0.4%
City of Farmington New Mexico, RB,
VRDN, Arizona Public Service Co.,
Series C, AMT (Barclays Bank Plc
LOC), 0.18%, 7/01/10 (a)	13,000	13,000,000
City of Rio Rancho New Mexico, Eclipse
Funding Trust, RB, VRDN,
Series 2007-0019, Solar Eclipse (US
Bank NA LOC), 0.30%, 7/07/10 (a)(b)	10,000	10,000,000
23,000,000
New York — 8.6%
City of New Rochelle New York, GO,
Refunding, BAN, 1.50%, 3/11/11	3,339	3,362,091
City of New York New York, GO,
VRDN (a):
ROCS, Series II-R-251A (Citibank NA
SBPA), 0.32%, 7/07/10 (b)	34,200	34,200,000
Series F-4 (Landesbank Hessen-
Thuringen LOC), 0.29%, 7/07/10	2,500	2,500,000
Sub-Series A-6 (AGM Insurance,
Dexia Credit Local SBPA), 0.20%,
7/01/10	9,860	9,860,000
Sub-Series L-3 (Bank of America NA
SBPA), 0.18%, 7/01/10	10,000	10,000,000
Sub-Series L-5 (Dexia Credit Local
SBPA), 0.17%, 7/01/10	7,250	7,250,000
Metropolitan Transportation Authority,
RB, RAN, 2.00%, 12/31/10	20,000	20,162,054
Metropolitan Transportation Authority,
Refunding RB, VRDN (AGM Insurance,
Dexia Credit Local SBPA) (a):
Series A, 0.31%, 7/07/10	30,000	30,000,000
Series B, 0.38%, 7/07/10	15,000	15,000,000
New York City Housing Development
Corp., RB, VRDN, Beekman Tower,
Series A (RBS Citizens NA LOC),
0.44%, 7/07/10 (a)	24,300	24,300,000
New York City Housing Development
Corp., Refunding RB, VRDN (a):
M/F, The Crest, Series A
(Landesbank Hessen-Thuringen
LOC), 0.35%, 7/07/10	6,700	6,700,000
Series I-2, Mandatory Put Bonds,
AMT, 0.53%, 5/13/11	6,950	6,950,000

	Par
Municipal Bonds (000) Value
New York (continued)
New York City Municipal Water Finance
Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust,
Series 2009-0047, Class A
(Citibank NA SBPA), 0.31%,
7/07/10 (b)(c)	$ 7,500	$ 7,500,000
Sub-Series F1A (Wells Fargo Bank
NA SBPA), 0.24%, 7/07/10	10,000	10,000,000
New York City Transitional Finance
Authority, RB, VRDN (a):
Future Tax Secured, Series C
(Bayerische Landesbank SBPA),
0.14%, 7/01/10	2,800	2,800,000
Future Tax Secured, Series G-5
(Barclays Bank Plc SBPA), 0.21%,
7/01/10	42,300	42,300,000
Future Tax Secured, Sub-Series C3
(Dexia Credit Local SBPA), 0.38%,
7/07/10	13,545	13,545,000
New York City Recovery, Series 3,
Sub-Series 3B (Wachovia Bank NA
SBPA), 0.11%, 7/01/10	5,575	5,575,000
Sub-Series 2B, 0.38%, 7/07/10
(Dexia Credit Local SBPA)	12,315	12,315,000
Sub-Series 2F, 0.18%, 7/01/10
(Bayerische Landesbank SBPA)	4,300	4,300,000
New York Liberty Development Corp.,
RB, VRDN, World Trade Center
Project, Series A, Mandatory Put
Bonds, 0.50%, 1/18/11 (a)	78,000	78,000,000
New York Mortgage Agency, MRB,
VRDN, 37th Series, AMT (Dexia Credit
Local SBPA), 0.30%, 7/07/10 (a)	15,200	15,200,000
New York Mortgage Agency, RB, VRDN,
Homeowner Mortgage, Series 125,
AMT (Dexia Credit Local SBPA),
0.44%, 7/07/10 (a)	3,000	3,000,000
New York State Dormitory Authority,
RB (a):
Mental Health Services,
Sub-Series D-2F (JPMorgan Chase
Bank SBPA), 0.25%, 7/07/10	17,850	17,850,000
Mental Health Services,
Sub-Series D-2H (Royal Bank of
Canada LOC), 0.26%, 7/07/10	4,100	4,100,000
VRDN, North Shore-Long Island
Jewish Health System, Series D
(Bank of America NA LOC), 0.27%,
7/07/10	12,500	12,500,000
New York State Dormitory Authority,
Refunding RB, VRDN, Cornell
University, Series B (JPMorgan Chase
& Co. SBPA), 0.26%, 7/07/10 (a)	11,000	11,000,000
New York State HFA, RB, VRDN, Series A
(JPMorgan Chase Bank LOC), 0.27%,
7/07/10 (a)	7,600	7,600,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
New York (concluded)
Port Authority of New York & New Jersey,
JPMorgan Chase PUTTERS/DRIVERS
Trust, RB, PUTTERS, VRDN,
Series 3192, AMT (JPMorgan Chase &
Co. SBPA), 0.40%, 7/07/10 (a)(b)(c)	$25,325	$25,325,000
Triborough Bridge & Tunnel Authority,
Refunding RB, VRDN, General (a):
Sub-Series B-2 (Dexia Credit Local
SBPA), 0.30%, 7/07/10	46,100	46,100,000
Sub-Series B-4 (Landesbank Baden-
Wurttemberg SBPA), 0.33%,
7/07/10	12,300	12,300,000
501,594,145
North Carolina — 3.8%
Charlotte Housing Authority North
Carolina, RB, VRDN (Wachovia Bank
NA LOC) (a):
Oak Park Project, 0.30%, 7/07/10	7,500	7,500,000
Stonehaven East Project, 0.30%,
7/07/10	6,150	6,150,000
Charlotte-Mecklenburg Hospital
Authority North Carolina, Refunding
RB, VRDN (a):
Carolinas Healthcare, Series B
(Wells Fargo Bank NA SBPA),
0.14%, 7/01/10	3,700	3,700,000
Series H (Wells Fargo Bank NA
LOC), 0.14%, 7/01/10	9,900	9,900,000
City of Charlotte North Carolina,
Refunding RB, VRDN, Charlotte
Douglas, Series D (Bank of America
NA LOC), 0.30%, 7/07/10 (a)	1,275	1,275,000
City of Raleigh North Carolina, COP,
VRDN, Downtown, Series B (RBC Bank
USA SBPA), 0.32%, 7/07/10 (a)	7,900	7,900,000
City of Raleigh North Carolina,
Refunding RB, VRDN, 0.41%,
1/26/11 (a)	3,375	3,375,000
City of Winston-Salem North Carolina,
COP, VRDN, Series C (Dexia Credit
Local SBPA), 0.30%, 7/07/10 (a)	7,400	7,400,000
County of Wake North Carolina, GO,
VRDN, Series A (RBC Bank USA SBPA),
0.26%, 7/07/10 (a)	45,350	45,350,000
Martin County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Penco
Products Project, AMT (KeyBank NA
LOC), 0.58%, 7/07/10 (a)	9,000	9,000,000
Mecklenburg County North Carolina, GO,
Refunding, 7 Month Windows,
Series D, 0.41%, 1/26/11 (d)	5,900	5,900,000

	Par
Municipal Bonds (000) Value
North Carolina (concluded)
North Carolina, BB&T Municipal Trust,
RB, FLOATS, VRDN (Branch Banking &
Trust LOC) (a)(b):
Series 1009, 0.38%, 7/07/10	$ 1,890	$ 1,890,000
Series 1011, 0.38%, 7/07/10	1,180	1,180,000
North Carolina Capital Facilities Finance
Agency, JPMorgan Chase
PUTTERS/DRIVERS Trust, Refunding
RB, PUTTERS, VRDN, Series 3248
(JPMorgan Chase & Co. SBPA), 0.19%,
7/01/10 (a)(b)(c)	15,500	15,500,000
North Carolina Capital Facilities Finance
Agency, RB, VRDN, Aquarium Society
Project (Bank of America NA LOC),
0.30%, 7/07/10 (a)	15,245	15,245,000
North Carolina Capital Facilities Finance
Agency, Refunding RB, VRDN, Duke
Energy Carolina, Series B, AMT (Wells
Fargo Bank NA LOC), 0.38%,
7/07/10 (a)	6,000	6,000,000
North Carolina HFA, RB, VRDN,
AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo
Bank NA SBPA), 0.37%, 7/07/10	4,420	4,420,000
ROCS, Series II-R-175 (Citibank NA
SBPA), 0.37%, 7/07/10	1,800	1,800,000
North Carolina Medical Care
Commission, Refunding RB, VRDN,
Moses Cone Health System (Bank of
America NA SBPA), 0.14%,
7/01/10 (a)	18,440	18,440,000
North Carolina State Education
Assistance Authority, Refunding RB,
VRDN, Student Loan, Series A-2, AMT
(Royal Bank of Canada LOC), 0.33%,
7/07/10 (a)	19,900	19,900,000
North Carolina State University at
Raleigh, Refunding RB, VRDN,
Series B (Bayerische Landesbank
SBPA), 0.27%, 7/07/10 (a)	3,700	3,700,000
Reset Optional Certificates Trust II-R,
RB, ROCS, VRDN, Series II-R-645
(Citibank NA SBPA), 0.31%,
7/07/10 (a)(b)	6,400	6,400,000
State of North Carolina, GO, VRDN,
Public Improvement (Landesbank
Hessen-Thuringen SBPA) (a):
Series F, 0.31%, 7/07/10	10,300	10,300,000
Series G, 0.24%, 7/07/10	1,400	1,400,000
Town of Ahoskie North Carolina, GO,
BAN, Wastewater, 1.00%, 11/17/10	2,550	2,554,880
University of North Carolina at Chapel
Hill, Refunding RB, VRDN, Series B,
0.22%, 7/07/10 (a)	5,500	5,500,000
		221,679,880

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Ohio — 0.6%
City of Delaware Ohio, GO, BAN, Various
Purpose, 1.25%, 4/27/11	$ 3,900	$ 3,921,091
City of Marysville Ohio, GO, Wastewater
Treatment, 1.25%, 6/01/11	6,250	6,278,500
City of Shaker Heights Ohio, GO, BAN,
Various Purpose Improvement,
1.50%, 5/06/11	2,625	2,643,817
City of Willoughby Ohio, GO, BAN,
Various Purpose Improvement,
1.00%, 10/08/10	6,950	6,958,702
County of Allen Ohio, RB, VRDN, Catholic
Healthcare, Series C (Bank of Nova
Scotia LOC), 0.16%, 7/01/10 (a)	7,500	7,500,000
County of Licking Ohio, GO, BAN,
Various Purpose, 1.25%, 6/16/11	2,800	2,814,688
County of Wood Ohio, RB, VRDN, GHT
Property Management LLC Project,
AMT (KeyBank NA LOC), 0.66%,
7/07/10 (a)	1,005	1,005,000
Ohio State Water Development
Authority, Refunding RB, VRDN,
FirstEnergy Nuclear, Series B (Wells
Fargo Bank NA LOC), 0.16%,
7/01/10 (a)	3,000	3,000,000
34,121,798
Oklahoma — 0.1%
Oklahoma Development Finance
Authority, RB, AMT (a):
Conoco Project, Series B, 0.34%,
7/07/10	2,500	2,500,000
VRDN, ConocoPhillips Co. Project,
0.34%, 7/07/10	5,000	5,000,000
7,500,000
Pennsylvania — 2.4%
Allegheny County Airport Authority
Pennsylvania, Puttable Floating
Option Tax-Exempt Receipts,
Refunding RB, FLOATS, VRDN,
Series 3965, AMT (Dexia Credit Local
LOC, Dexia Credit Local SBPA), 0.63%,
7/07/10 (a)(b)	4,000	4,000,000
Commonwealth of Pennsylvania, Clipper
Tax-Exempt Certificate Trust, RB,
VRDN, Series 2009-58 (State Street
Bank & Co. SBPA), 0.34%,
7/07/10 (a)(b)(c)	12,500	12,500,000
County of Lehigh Pennsylvania,
Refunding RB, VRDN, Lehigh Valley
Health Network: (a):
Series B (AGC Insurance, Wells
Fargo Bank NA SBPA), 0.16%,
7/01/10	38,675	38,675,000
Series C (Bank of America NA LOC),
0.19%, 7/01/10	13,200	13,200,000

	Par
Municipal Bonds (000) Value
Pennsylvania (concluded)
Emmaus General Authority, RB, VRDN,
Pennsylvania Loan Program, Series A
(US Bank NA LOC), 0.29%,
7/07/10 (a)	$ 11,500	$ 11,500,000
Pennsylvania HFA, Refunding RB, VRDN,
Series 99C, AMT (Dexia Credit Local
SBPA), 0.32%, 7/07/10 (a)	5,100	5,100,000
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB (a):
Children's Hospital of Philadelphia,
Series B (Wachovia Bank NA SBPA),
0.17%, 7/01/10	7,100	7,100,000
VRDN, Children's Hospital of
Philadelphia, Series A (Wachovia
Bank NA SBPA), 0.17%, 7/01/10	11,525	11,525,000
VRDN, Children's Hospital Project,
Series B (JPMorgan Chase Bank
SBPA), 0.17%, 7/01/10	5,100	5,100,000
Southcentral General Authority
Pennsylvania, Refunding RB, VRDN,
Wellspan Health Obligor Group,
Series C (M&T Bank LOC), 0.33%,
7/07/10 (a)	5,800	5,800,000
Venango IDA, TECP (Dexia Credit Local
SBPA) :
0.47%, 7/01/10	800	800,000
0.47%, 7/01/10	4,642	4,642,000
0.47%, 7/06/10	12,048	12,048,000
0.47%, 7/08/10	5,286	5,286,000
137,276,000
Puerto Rico — 1.8%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN
Certificates, Bank of America,
Series 2008-355 (Bank of America
NA LOC, Bank of America NA SBPA),
0.40%, 7/07/10 (a)	3,100	3,100,000
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series C5 (AGM
Insurance, Dexia Credit Local SBPA),
0.30%, 7/07/10 (a)(b)	22,200	22,200,000
Puerto Rico Electric Power Authority,
Puttable Floating Option Tax-Exempt
Receipts, Refunding RB, FLOATS,
VRDN, Series 4147 (AGM Insurance,
Dexia Credit Local LOC, Dexia Credit
Local SBPA), 0.56%, 7/07/10 (a)(b)	33,385	33,385,000
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3189 (Dexia Credit
Local LOC, Dexia Credit Local SBPA),
0.56%, 7/07/10 (a)(b)	45,030	45,030,000
103,715,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Rhode Island — 0.3%
Narragansett Bay Commission, RB,
ROCS, VRDN, Series II-R-780PB
(BHAC Insurance, PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b) $ 17,515 $ 17,515,000
South Carolina — 1.2%
City of Spartanburg South Carolina, RB,
ROCS, VRDN, Series II-R-11020PB
(AGM Insurance, PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b)	13,410	13,410,000
County of Greenwood South Carolina,
Refunding RB, VRDN, Fuji Photo Film
Project, AMT, 0.42%, 7/07/10 (a)	12,200	12,200,000
Greenville Hospital System Board,
Refunding RB, VRDN, Series C (Bank
of America NA LOC), 0.30%,
7/07/10 (a)	4,500	4,500,000
Piedmont Municipal Power Agency
South Carolina, Refunding RB, VRDN,
Series B (AGC Insurance, Dexia Credit
Local SBPA), 0.33%, 7/07/10 (a)	8,200	8,200,000
South Carolina Jobs, EDA, Macon Trust,
RB, VRDN Certificates, Bank of
America, Series 2007-303 (Bank of
America NA LOC, Bank of America NA
SBPA), 0.33%, 7/07/10 (a)(b)	7,480	7,480,000
South Carolina Jobs, EDA, Refunding
RB, VRDN, UMA Refinance Project
(Wells Fargo Bank NA LOC), 0.16%,
7/01/10 (a)	4,785	4,785,000
South Carolina State Public Service
Authority, RB, VRDN, Eagle Tax-
Exempt Trust, Series 2006-0007,
Class A (Citibank NA SBPA), 0.33%,
7/07/10 (a)(b)	11,500	11,500,000
South Carolina Transportation
Infrastructure Bank, Refunding RB,
VRDN (a):
Series B1 (Bank of America NA
LOC), 0.30%, 7/07/10	5,280	5,280,000
Series B2 (Branch Banking & Trust
LOC), 0.32%, 7/07/10	4,765	4,765,000
72,120,000
Tennessee — 2.7%
Clarksville Public Building Authority, RB,
VRDN, Pooled Financing, Tennessee
Municipal Bond Fund (Bank of
America NA LOC), 0.21%, 7/01/10 (a)	10,000	10,000,000
Clarksville Public Building Authority
Tennessee, RB, VRDN, Pooled
Financing, Tennessee Municipal Bond
Fund (Bank of America NA LOC) (a):
0.42%, 7/07/10	26,015	26,015,000
0.42%, 7/07/10	18,960	18,960,000

	Par
Municipal Bonds (000) Value
Tennessee (concluded)
County of Shelby Tennessee, GO, VRDN,
Public Improvement, School, Series B
(Landesbank Hessen-Thuringen
SBPA), 0.31%, 7/07/10 (a)	$ 10,000	$ 10,000,000
Metropolitan Government of Nashville &
Davidson County Health &
Educational Facilities Board,
Refunding RB, FLOATS, VRDN (a)(b):
Series 3012, 0.32%, 7/07/10	5,305	5,305,000
Series 3013 (Morgan Stanley Bank
Liquidity Facility), 0.31%, 7/07/10	10,000	10,000,000
Metropolitan Government of Nashville &
Davidson County IDB, RB, VRDN,
Nashville Symphony Hall Project
(Bank of America NA LOC), 0.42%,
7/07/10 (a)	12,678	12,678,000
Montgomery County Public Building
Authority, RB, VRDN, Tennessee
County Loan Pool (Bank of America
NA LOC), 0.19%, 7/01/10 (a)	50,000	50,000,000
Montgomery County Public Building
Authority Tennessee, RB, VRDN,
Tennessee County Loan Pool (Bank of
America NA LOC), 0.42%, 7/07/10 (a)	1,800	1,800,000
Shelby County Health Educational &
Housing Facilities Board, Refunding
RB, VRDN, Methodist Le Bonheur,
Series A (AGC Insurance, US Bank NA
SBPA), 0.29%, 7/07/10 (a)	10,000	10,000,000
154,758,000
Texas — 18.8%
Brazos Harbor Industrial Development
Corp., RB, VRDN, AMT (a):
BASF Corp. Project, 0.37%,
7/07/10	25,000	25,000,000
BASF Corp. Project, 0.43%,
7/07/10	50,000	50,000,000
ConocoPhillips Co. Project, 0.34%,
7/07/10	4,500	4,500,000
Brazos River Harbor Navigation District,
RB, VRDN, AMT (a):
BASF Corp. Project, 0.42%,
7/07/10	18,400	18,400,000
Multi-Mode, BASF Corp., 0.42%,
7/07/10	15,800	15,800,000
City of Austin Texas, Refunding RB,
VRDN, AMT (AGM Insurance, Dexia
Credit Local SBPA) (a):
Sub-Series 3, 0.40%, 7/07/10	49,925	49,925,000
Sub-Series 4, 0.40%, 7/07/10	52,595	52,595,000
City of Brownsville Texas, Deutsche
Bank SPEARS/LIFERS Trust, RB,
SPEARS, VRDN, Series DBE-533
(Deutsche Bank AG LOC, Deutsche
Bank AG SBPA), 0.33%,
7/07/10 (a)(b)	1,765	1,765,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Texas (continued)
City of Houston Texas, GO, TRAN,
2.00%, 6/30/11	$ 19,300	$ 19,604,747
City of Houston Texas, Puttable Floating
Option Tax-Exempt Receipts,
Refunding RB, FLOATS, VRDN,
Series 4159 (AGM Insurance, Dexia
Credit Local LOC, Dexia Credit Local
SBPA), 0.56%, 7/07/10 (a)(b)	10,920	10,920,000
City of Midland Texas, GO, ROCS, VRDN,
Series II-R-810PB (PB Capital Corp.
SBPA), 0.35%, 7/07/10 (a)(b)	10,720	10,720,000
County of Fort Bend Texas, GO, MSTR,
VRDN, Series SGB 46, Class A
(Societe Generale SBPA), 0.32%,
7/07/10 (a)	4,500	4,500,000
County of Harris Texas, Clipper Tax-
Exempt Certificate Trust, GO, VRDN,
Series 2009-73, 0.34%,
7/07/10 (a)(b)	10,000	10,000,000
County of Harris Texas, GO, ROCS,
VRDN, Series II-R-10360, 0.31%,
7/07/10 (Citibank NA SBPA) (a)(b)(c)	16,255	16,255,000
County of Harris Texas, RB, MSTR,
VRDN, Series SGC 31, Class A
(Citibank NA SBPA), 0.33%,
7/07/10 (a)	11,280	11,280,000
Cypress-Fairbanks ISD, GO, FLOATS,
VRDN, Series 86TP (Wells Fargo Bank
NA SBPA), 0.33%, 7/07/10 (a)(b)	2,555	2,555,000
Denton ISD Texas, GO, VRDN, Building,
Series 2005-A (Bank of America NA
SBPA), 0.33%, 7/07/10 (a)	2,500	2,500,000
Galena Park ISD Texas, GO, Refunding,
FLOATS, VRDN, Series SG-153
(PSF-GTD Insurance, Societe
Generale SBPA), 0.33%,
7/07/10 (a)(b)	12,250	12,250,000
Gulf Coast Waste Disposal Authority,
RB, VRDN, AMT (a):
Air Products Project, 0.54%,
7/07/10	2,200	2,200,000
American Acryl LP Project (Credit
Industriel et Commercial LOC),
0.40%, 7/07/10	19,000	19,000,000
Harris County Cultural Education
Facilities Finance Corp., Refunding
RB, VRDN, Methodist Hospital,
Sub-Series C-1, 0.16%, 7/01/10 (a)	51,100	51,100,000
Harris County Health Facilities
Development Corp., RB, VRDN, St.
Luke's Episcopal, Series A (JPMorgan
Chase & Co. SBPA, Landesbank
Baden-Wurttemberg SBPA), 0.30%,
7/07/10 (a)	20,000	20,000,000

	Par
Municipal Bonds (000) Value
Texas (concluded)
Katy ISD Texas, GO, VRDN, School
Building (PSF-GTD Insurance, Bank of
America NA SBPA), 0.29%,
7/07/10 (a)	$ 5,800	$ 5,800,000
Mesquite Industrial Development Corp.
Texas, IDRB, VRDN, Morrison
Products, AMT (KeyBank NA LOC),
0.56%, 7/07/10 (a)	800	800,000
North Texas Municipal Water District,
RB, ROCS, VRDN, Series II-R-593PB
(PB Capital Corp. SBPA), 0.35%,
7/07/10 (a)(b)	8,415	8,415,000
North Texas Tollway Authority, Deutsche
Bank SPEARS/LIFERS Trust,
Refunding RB, SPEARS, VRDN,
Series DB-626 (AGC Insurance,
Deutsche Bank AG SBPA), 0.33%,
7/07/10 (a)(b)	11,487	11,487,000
Port Arthur Navigation District Texas,
RB, VRDN, Air Products & Chemicals
Project, AMT, 0.54%, 7/07/10 (a)	10,000	10,000,000
Port of Corpus Christi Authority of
Nueces County Texas, Refunding RB,
VRDN, Flint Hills Resource, Series A,
AMT, 0.29%, 7/07/10 (a)	22,650	22,650,000
Port of Port Arthur Navigation District,
RB, VRDN, Multi-Mode, Atofina,
Series B, AMT, 0.24%, 7/07/10 (a)	10,000	10,000,000
Port of Port Arthur Navigation District,
Refunding RB, VRDN, Motiva
Enterprises Project, AMT, 0.40%,
7/07/10 (a)	17,335	17,335,000
San Antonio ISD Texas, GO, Refunding,
VRDN, Eagle Tax-Exempt Trust,
Series 2009-0037, Class A (PSF-GTD
Insurance, Citibank NA SBPA), 0.32%,
7/07/10 (a)(b)(c)	5,000	5,000,000
Sheldon ISD Texas, GO, PUTTERS,
VRDN, Series 2009 (PSF-GTD
Insurance, JPMorgan Chase & Co.
SBPA), 0.34%, 7/07/10 (a)(b)	5,185	5,185,000
Socorro ISD Texas, GO, ROCS, VRDN,
Series II-R-11540PB (PSF-GTD
Insurance, PB Capital Corp. SBPA),
0.35%, 7/07/10 (a)(b)(c)	12,670	12,670,000
State of Texas, GO, VRDN, AMT,
Veterans Housing Assistance
Fund (a):
Series II-A (Landesbank Hessen-
Thuringen SBPA), 0.32%, 7/07/10	12,140	12,140,000
Series II-A (State Street Bank & Co.
SBPA), 0.32%, 7/07/10	31,065	31,065,000
Series II-B (VA Insurance,
Landesbank Hessen-Thuringen
SBPA), 0.35%, 7/07/10	20,400	20,400,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Texas (concluded)
State of Texas, RB:
TRAN, 2.50%, 8/31/10	$ 350,000	$ 351,206,026
VRDN, Veterans Housing Assistance
Fund, Series II-B' AMT (Dexia Credit
Local SBPA), 0.30%, 7/07/10 (a)	46,340	46,340,000
Tarrant County Cultural Education
Facilities Finance Corp., RB, FLOATS,
VRDN (Morgan Stanley Bank Liquidity
Facility) (a)(b)(c):
Series 2973, 0.31%, 7/07/10	36,000	36,000,000
Series 2974, 0.31%, 7/07/10	12,000	12,000,000
Texas Municipal Gas Acquisition &
Supply Corp. II, RB, ROCS, VRDN,
Series II-R-10014 (Citibank NA SBPA),
0.44%, 7/07/10 (a)(b)	61,000	61,000,000
1,090,362,773
Utah — 0.4%
City of Murray Utah, RB, VRDN, IHC
Health Services Inc., Series D (Wells
Fargo Bank NA SBPA), 0.12%,
7/01/10 (a)	16,685	16,685,000
State of Utah, GO, FLOATS, VRDN,
Series 2987 (Morgan Stanley Bank
Liquidity Facility), 0.31%,
7/07/10 (a)(b)(c)	6,000	6,000,000
22,685,000
Vermont — 0.3%
Vermont Student Assistance Corp.,
Refunding RB, VRDN, Senior,
Series C-1, AMT (Lloyds Bank LOC),
0.30%, 7/07/10 (a) 17,000 17,000,000
Virginia — 1.8%
Alexandria IDA, RB, VRDN, Young Men's
Christian Association (First National
Bank of Maryland LOC), 0.36%,
7/07/10 (a)	1,500	1,500,000
Alexandria IDA, Refunding RB, VRDN,
Goodwin House (Wachovia Bank NA
LOC), 0.16%, 7/01/10 (a)	15,000	15,000,000
Arlington County IDA, Refunding HRB,
VRDN, Woodbury Park Project,
Series A (Freddie Mac), 0.29%,
7/07/10 (a)	2,600	2,600,000
City of Richmond Virginia, RB, ROCS,
VRDN, Series II-R-10410 (AGM
Insurance, Citibank NA SBPA), 0.32%,
7/07/10 (a)(b)(c)	3,655	3,655,000
County of Henrico Virginia, RB, ROCS,
VRDN, Series II-R-753PB (PB Capital
Corp. SBPA), 0.35%, 7/07/10 (a)(b)	6,385	6,385,000

	Par
Municipal Bonds (000) Value
Virginia (continued)
Fairfax County IDA, RB, VRDN (a):
Health Care, Inova Health, 0.43%,
1/26/11	$ 3,000	$ 3,000,000
Inova Health System Project,
Series A-2 (JPMorgan Chase Bank
SBPA), 0.18%, 7/01/10	10,195	10,195,000
Inova Health System Project,
Series C-1, 0.18%, 7/01/10	4,475	4,475,000
Lexington IDA, Refunding RB, VRDN,
VMI Development Board Inc. Project
(Wells Fargo Bank NA LOC), 0.16%,
7/01/10 (a)	11,880	11,880,000
Loudoun County IDA, RB, VRDN, Howard
Hughes Medical, Series F, 0.22%,
7/07/10 (a)	2,400	2,400,000
Montgomery County IDA Virginia,
Refunding RB, VRDN, Virginia Tech
Foundation (Bank of America NA
LOC), 0.25%, 7/01/10 (a)	930	930,000
Norfolk Redevelopment & Housing
Authority Virginia, Refunding RB,
VRDN, Old Dominion University
Project, 0.19%, 7/01/10 (Bank of
America SBPA) (a)	5,800	5,800,000
Virginia College Building Authority, RB,
VRDN, 21St Century College, Series B
(Wells Fargo Bank NA SBPA), 0.16%,
7/01/10 (a)	12,130	12,130,000
Virginia Commonwealth Transportation
Board, Clipper Tax-Exempt Certificate
Trust, RB, VRDN, Series 2009-38
(State Street Bank & Co. SBPA),
0.31%, 7/07/10 (a)(b)	13,060	13,060,000
Virginia HDA, RB, MERLOTS, VRDN,
Series B19, AMT (Wells Fargo Bank
NA SBPA), 0.80%, 7/07/10 (a)(b)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS,
VRDN, Series C42, AMT (Wells Fargo
Bank NA SBPA), 0.37%,
7/07/10 (a)(b)	2,880	2,880,000
Virginia Public Building Authority, RB,
VRDN, Series D (Dexia Credit Local
SBPA), 0.33%, 7/07/10 (a)	2,700	2,700,000
Virginia Resources Authority, Refunding
RB, FLOATS, VRDN, Series 1860
(Wells Fargo Bank NA SBPA), 0.31%,
7/07/10 (a)(b)	3,500	3,500,000
Virginia Small Business Financing
Authority, Refunding RB, VRDN,
Virginia State University Real Estate
(Bank of America SBPA), 0.19%,
7/01/10 (a)	1,400	1,400,000

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds (000) Value
Virginia (concluded)
Winchester IDA Virginia, Refunding RB,
VRDN, Westminster-Canterbury,
Series B (Branch Banking & Trust
LOC), 0.34%, 7/07/10 (a)	$ 1,200	$ 1,200,000
107,690,000
Washington — 1.7%
Chelan County Public Utility District
No. 1, RB, FLOATS, VRDN,
Series 2969, AMT (Morgan Stanley
Bank Liquidity Facility), 0.41%,
7/07/10 (a)(b)(c)	6,770	6,770,000
City of Bellevue Washington, GO,
Refunding, VRDN, Eagle Tax-Exempt
Trust, Series 2008-0025, Class A
(AGM Insurance, Citibank NA SBPA),
0.34%, 7/07/10 (a)(b)	15,100	15,100,000
City of Seattle Washington, RB, FLOATS,
VRDN, Series 2170 (AGM Insurance,
Wells Fargo Bank NA SBPA), 0.31%,
7/07/10 (a)(b)	2,530	2,530,000
County of King Washington, TECP
(Bayerische Landesbank SBPA):
0.35%, 7/13/10	31,300	31,300,000
0.35%, 7/14/10	20,000	20,000,000
Pierce County EDC Washington, RB,
VRDN, PNW Commercial LLC Project,
AMT (KeyBank NA LOC), 0.61%,
7/07/10 (a)	1,995	1,995,000
State of Washington, GO, ROCS, VRDN,
Series II-R-11308 (Citibank NA SBPA),
0.32%, 7/07/10 (a)(b)(c)	2,970	2,970,000
Washington State University, RB, ROCS,
VRDN, Series II-R-595PB (PB Capital
Corp. SBPA), 0.35%, 7/07/10 (a)(b)	16,120	16,120,000
96,785,000
West Virginia — 0.1%
West Virginia EDA, Refunding RB, VRDN,
Ohio Power Co. Sporn Project,
Series C (JPMorgan Chase Bank LOC),
0.30%, 7/07/10 (a) 8,000 8,000,000
Wisconsin — 0.7%
State of Wisconsin, TECP :
0.44%, 9/10/10	23,742	23,742,000
0.44%, 9/10/10	15,000	15,000,000
Village of Kohler Wisconsin, RB, VRDN,
Kohler Co. Project, AMT (Wachovia
Bank NA LOC), 0.44%, 7/07/10 (a)	4,000	4,000,000
42,742,000
Wyoming — 0.5%
County of Lincoln Wyoming, RB,
PacifiCorp Project (Wells Fargo Bank
NA LOC), 0.30%, 7/07/10 (a)	11,250	11,250,000

	Par
Municipal Bonds (000) Value
Wyoming (concluded)
County of Uinta Wyoming, Refunding
RB, VRDN, Amoco Project, 4.50%,
7/01/10 (a)	$ 19,605	$ 19,605,000
30,855,000
Total Investments
(Cost - $5,915,311,946*) – 101.9%		5,915,311,946
Liabilities in Excess of Other Assets – (1.9)%		(109,755,192)
Net Assets – 100.0%	$ 5,805,556,754

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Variable rate security. Rate shown is as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to he Master LLC’s most recent financial statement, as contained in its annual report.

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Schedule of Investments (concluded)

Master Tax-Exempt LLC

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds[1]		—	$ 5,915,311,946	—	$ 5,915,311,946
Total		—	$ 5,915,311,946	—	$ 5,915,311,946

1 See above Schedule of Investments for values in each state or political subdivision.

MASTER TAX-EXEMPT LLC

JUNE 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 25, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: August 25, 2010